Property and equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property and equipment
Net book value, period start	$ 7,945,110	$ 6,978,834
Additions	1,068,786	4,923,514
Depreciation	(3,644,277)	(3,957,238)
Net book value, period end	5,369,619	7,945,110
Furniture and fixtures
Reconciliation of changes in property and equipment
Net book value, period start	850,831	373,330
Additions	23,999	693,599
Depreciation	(232,625)	(216,098)
Net book value, period end	642,205	850,831
Data centre equipment
Reconciliation of changes in property and equipment
Net book value, period start	8,824	21,351
Depreciation	(7,244)	(12,527)
Net book value, period end	1,580	8,824
Office computer equipment
Reconciliation of changes in property and equipment
Net book value, period start	367,405	482,641
Additions	369,860	100,005
Depreciation	(270,978)	(215,241)
Net book value, period end	466,287	367,405
Right of use assets
Reconciliation of changes in property and equipment
Net book value, period start	6,718,050	6,101,512
Additions	674,927	4,129,910
Depreciation	(3,133,430)	(3,513,372)
Net book value, period end	$ 4,259,547	$ 6,718,050